EMPLOYEE BENEFITS EXPENSE (Tables)	12 Months Ended
Dec. 31, 2017
EMPLOYEE BENEFITS EXPENSES
Schedule of employee benefits expense

	For the years ended December 31,
	2017	2016	2015
Salaries and wages	$9,244,473	$10,155,918	$8.688,806
Pension plan and employment insurance	509,966	583,093	517,592
Contribution to defined contribution pension plan	194,123	209,494	279,968
Health benefits	613,918	810,609	744,297

Cash-based employee expenses	10,562,480	11,759,114	10,230,663

Share-based payments	2,484,542	1,810,111	4,114,165

Total employee expenses	$13,047,022	$13,569,225	$14,344,828